Consolidated Balance Sheets (Parenthetical) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Common stock, shares, outstanding		416,514,034	419,810,706
Other assets - current	[1]	€ 801.7	€ 842.8
Other non-current assets	[2]	951.5	830.4
Right-of-use assets - Finance	[3]	164.8	118.5
Carl Zeiss SMT Holding GmbH & Co. KG
Other assets - current	[1]	265.8	215.2
Other non-current assets	[2]	668.0	585.3
Right-of-use assets - Finance		149.9	107.6
Accounts payable		€ 110.9	€ 127.4
Common Stock
Common stock, nominal value (Euro per share)		€ 0.09	€ 0.09
Ordinary Shares, authorized (number of shares)		699,999,000	699,999,000
Common stock, shares, outstanding		416,514,034	419,810,706
Common stock, shares, issued		416,514,034	419,810,706

[1]	Other assets - current includes amounts with related parties of €265.8 million and €215.2 million at December 31, 2020 and 2019, respectively.
[2]	Other assets - non-current includes amounts with related parties of €668.0 million and €585.3 million at December 31, 2020 and 2019, respectively.
[3]	Right-of-use assets - Finance includes amounts with related parties of €149.9 million and €107.6 million at December 31, 2020 and 2019, respectively.